Warrants (Details)	1 Months Ended		12 Months Ended
	Apr. 30, 2026 $ / shares shares	Mar. 31, 2026 $ / shares shares	Jun. 30, 2026 AUD ($) $ / shares shares	Jun. 30, 2025 AUD ($) shares	Jun. 30, 2024 AUD ($)
Schedule of Loans with Related Parties [Line Items]
Exercise price | $ / shares	$ 0.7	$ 2
Warrants outstanding			29,187,720	10,387,720
Original issue discount secured convertible debenture			10.00%
Number of trading days			30 days
Gain on extinguishment of warrant liabilities | $			$ 102,820
Number of ordinary shares	2	2
Derivative financial liabilities | $			$ 22,245,000	$ 180,918	$ 238,613
Number of exercisable commencing days			30 days
Warrants expire date			Mar. 21, 2029
Changed in valuation technique			479,000
Penny Warrants [member]
Schedule of Loans with Related Parties [Line Items]
Gain on extinguishment of warrant liabilities | $			$ 102,820
Arena Ordinary Share Warrants [Member]
Schedule of Loans with Related Parties [Line Items]
Percentage of principal amount related to debenture purchased			25.00%
Consecutive trading day			10 days
PIPE Financing Warrants [Member]
Schedule of Loans with Related Parties [Line Items]
Exercise price | $ / shares	$ 0.5	$ 1
Warrants outstanding			18,800,000
Derivative financial liabilities | $			$ 22,164,000
Class A Ordinary Shares [Member]
Schedule of Loans with Related Parties [Line Items]
Exercise price | $ / shares			$ 12
Warrants outstanding			18,800,000
Price per share | $ / shares			$ 0.0001
Ordinary shares equals or exceed per share | $ / shares			18
Ordinary Shares [Member]
Schedule of Loans with Related Parties [Line Items]
Price per share | $ / shares			$ 11.5
Number of ordinary shares			1
Ordinary Shares [Member] | Arena Ordinary Share Warrants [Member]
Schedule of Loans with Related Parties [Line Items]
Percentage of principal amount related to debenture purchased			92.50%
Lowest daily VWAP			3 days
Warrants [Member]
Schedule of Loans with Related Parties [Line Items]
Warrants outstanding			18,800,000
Price per share | $ / shares			$ 0.01
Prior written notice of redemption days			30 days
Warrants [Member] | PIPE Financing Warrants [Member]
Schedule of Loans with Related Parties [Line Items]
Warrants outstanding	16,800,000	2,000,000
Fair value of warrant liability | $			$ 22,164,000
Warrants [Member] | Bottom of Range [Member]
Schedule of Loans with Related Parties [Line Items]
Number of trading days			20 days
Warrants [Member] | Top of Range [Member]
Schedule of Loans with Related Parties [Line Items]
Number of trading days			30 days
Public Warrants [Member]
Schedule of Loans with Related Parties [Line Items]
Exercise price | $ / shares			$ 11.5
Warrants outstanding			9,000,000	9,000,000
Representative warrants [member]
Schedule of Loans with Related Parties [Line Items]
Warrants outstanding			450,000	450,000